Tax - Reconciliation (Details) - GBP (£) £ in Millions			12 Months Ended
		Apr. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax
UK corporation tax		25.00%	23.50%	19.00%	19.00%
Profit before tax	[1]		£ 6,178	£ 5,132	£ 3,844	[2]
Expected tax charge			(1,452)	(975)	(766)
Losses and temporary differences in year where no deferred tax asset recognised			(56)	(118)	(51)
Foreign profits taxed at other rates			10	(62)	(11)
Non deductible goodwill impairment					(16)
losses on disposals and write-downs			(63)	(10)	(55)
UK bank levy			(27)	(20)	(18)
regulatory and legal actions			(1)	(7)	(74)
other disallowable items			(57)	(51)	(28)
Foreign exchange recycling on UBIDAC capital reduction			114
RPI-related uplift on index linked gilts			6	67
other non-taxable items			20	29	73
Taxable foreign exchange movements			9	(19)	8
Unrecognised losses brought forward and utilised			27	6	10
Banking surcharge			(236)	(447)	(341)
Tax on paid-in equity			52	43	48
UK tax rate change impact				(10)	165
Adjustments in respect of prior years			(165)	32	48
Tax charge for the year			(1,434)	(1,275)	(996)	[2]
Deferred tax assets			1,894	2,178
Deferred tax liabilities			£ 141	£ 227
Banking Surcharge Rate		3.00%	4.25%	8.00%
Total losses carried forward
Tax
Deferred tax assets			£ 1,019	£ 952
UK
Tax
Profit before tax			6,196	5,716	4,143
Net increase/(decrease) in the carrying value of deferred tax assets in respect of:			371	272	(9)
Benefit from group relief and loss relief claims at higher tax rates			69
Republic of Ireland
Tax
Net increase/(decrease) in the carrying value of deferred tax assets in respect of:			(1)	£ (5)	(27)
Netherlands
Tax
Net increase/(decrease) in the carrying value of deferred tax assets in respect of:			£ 15		£ 48

[1]	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8 to the consolidated financial statements.
[2]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.